NOTE 1 - ORGANIZATION AND DESCRIPTION OF OPERATIONS (Details)	12 Months Ended			12 Months Ended									12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Red Earth [Member] CAD	Dec. 31, 2012 Swan Hills [Member] CAD	Dec. 31, 2012 Swan Hills and Red Earth [Member] USD ($)	Dec. 31, 2012 Swan Hills and Red Earth [Member] CAD	Dec. 31, 2012 Divide County Assets [Member] USD ($)	Dec. 31, 2012 Redeemable Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2012 Floor Price [Member] USD ($)	Dec. 31, 2012 Before Amending Offer Letter in March 2012 [Member] Revolving Credit Facility [Member] CAD	Dec. 31, 2012 After Amending Offer Letter in March 2012 [Member] Revolving Credit Facility [Member] CAD	Dec. 31, 2012 Bridge Loan [Member] USD ($)	Dec. 31, 2012 Bridge Loan [Member] CAD	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] CAD
NOTE 1 - ORGANIZATION AND DESCRIPTION OF OPERATIONS (Details) [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 12,989	$ 52,726	$ 100,894
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars and Dollars)											6,000,000	4,000,000			3,517,850	3,500,000
Debt Instrument, Face Amount													1,500,000
Debt Instrument, Payment Terms													On June 5, 2012, we entered into an Amending Agreement with the Bank for revised payment terms for the demand bridge loan.The revised repayment terms for the demand bridge demand loan extended the repayment to December 17, 2012, with CA$250,000 monthly payments being made beginning July 15, 2012 and last payment on December 17, 2012. On December 17, 2012, the payment terms of the demand bridge loan were revised again.The December 17, 2012, revision provided that the final payment of CA$250,000, originally due on that day, would be payable in monthly payments of CA$25,000 over 10 months, commencing December 24, 2012 with a final payment due September 24, 2013.	On June 5, 2012, we entered into an Amending Agreement with the Bank for revised payment terms for the demand bridge loan.The revised repayment terms for the demand bridge demand loan extended the repayment to December 17, 2012, with CA$250,000 monthly payments being made beginning July 15, 2012 and last payment on December 17, 2012. On December 17, 2012, the payment terms of the demand bridge loan were revised again.The December 17, 2012, revision provided that the final payment of CA$250,000, originally due on that day, would be payable in monthly payments of CA$25,000 over 10 months, commencing December 24, 2012 with a final payment due September 24, 2013.
Debt Instrument, Covenant Description													In connection with the Amending Offer Letter for the bridge demand loan during March 2012, the Bank originally required that we complete an equity financing of at least CA$1.5 million on or before May 31, 2012, the proceeds of which were required to be used to pay off the bridge demand loan.	In connection with the Amending Offer Letter for the bridge demand loan during March 2012, the Bank originally required that we complete an equity financing of at least CA$1.5 million on or before May 31, 2012, the proceeds of which were required to be used to pay off the bridge demand loan.
Stock Purchase Agreement, Description	May 22, 2012, we entered into an agreement with Lincoln Park Capital ("Lincoln Park") to sell up to $10.2 million in common stock during a three year term.
Share Price (in Dollars per share)										$ 0.10
Stock Issued During Period, Shares, Issued for Cash (in Shares)	3,527,508
Stock Issued During Period, Value, Issued for Cash	422,000
Proceeds from Divestiture of Businesses (in Dollars)				750,000	1,000,000		1,750,000
Line of Credit, Borrowing Capacity Reduced, Amount (in Dollars)				150,000	350,000
Proceeds from Divestiture of Businesses, Net of Cash Divested						1,719,598		396,531
Line of Credit Facility, Amount Outstanding	3,517,850	3,500,000
Bridge Loan (in Dollars and Dollars)	$ 175,893	$ 175,000											$ 226,148	225,000
Preferred Stock, Redemption Price Per Share (in Dollars per share)	$ 2.00	$ 2.00							$ 2.00